Deferred revenues (Tables)	12 Months Ended
Dec. 31, 2022
Deferred Revenues
Schedule of deferred revenue

	2022	2021

Deferred revenues	932,029	886,340

Prepaid services (i)	193,943	118,795
Government grants (ii)	860	11,184
Anticipated revenue	43,561	8,522
Deferred revenues on sale of towers (iii)	680,731	734,826
Contractual liabilities (iv)	12,934	13,013

Current portion	(265,417)	(197,179)
Non-current portion	666,612	689,161

Schedule of contractual assets and liabilities

	2022	2021

Accounts receivable included in trade accounts receivable	2,182,403	2,051,120
Contractual assets	19,828	15,340
Contractual liabilities	(12,934)	(13,013)

Summary of the main changes during the fiscal year

Contractual assets (liabilities)

Balance at January 1, 2022	2,326
Additions	12,188
Write-offs	(7,620)
Balance at December 31, 2022	6,894

Contractual assets (liabilities)

Balance at January 1, 2021	7,288
Additions	8,800
Write-offs	(13,761)
Balance at December 31, 2021	2,327

Schedule of balances of contractual assets and liabilities are expected to be realized

	2023	2024	2025
Contractual assets (liabilities)	7,210	(316)	-